Filed Pursuant to Rule 497(e)
1933 Act File No.333-226989
1940 Act File No. 811-23373

NORTH SQUARE INVESTMENTS TRUST

North Square Oak Ridge Small Cap Growth Fund
North Square Multi Strategy Fund
North Square Oak Ridge Disciplined Growth Fund
the “Funds”

August 19, 2020

On behalf of the Funds, each a series of North Square Investments Trust (the “Trust”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N‑1A. The interactive data file included as an exhibit to this filing relates to the Supplement filed with the Securities and Exchange Commission on behalf of the Trust and pursuant to Rule 497(e) under the Securities Act on August 10, 2020; such form of Supplement (Accession Number 0000894189-20-006164) is incorporated by reference into this Rule 497 Document.

The XBRL exhibits attached hereto consist of the following:

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE